SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of this Report, the date the financial statements were available to be issued, noting no items that would impact the accounting for events or transactions in the current period or require additional disclosure.

NOTE 10 – SUBSEQUENT EVENTS

On April 6, 2022, the Company issued 250,000 shares of common stock to consultants for services.

On April 16, 2022, the Company sold through a private placement, 49,286 shares of common stock to seven investors for total cash proceeds of $172,500.